Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands			1 Months Ended	12 Months Ended
		Jun. 09, 2015	Dec. 29, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of Cash and Cash Equivalents [Line Items]
Other cahs payment to acquire interests in joint ventures	[1]			$ 49,312,890		$ 27,043,481		$ 42,163,032
Cahs flow used for control of subsidiaries or other business		$ (7,414,290)	$ (2,226,656)	7,800,000	[2]	19,111,686	[2]	0	[2]
Cash flow used in the purchase of non-controling interests	[3]			1,149,689		2,174,370		1,921,245
Payment for changes in ownership interests in subidiaries	[4]			0		641,489		0
Total				$ 58,262,579		$ 48,971,026		$ 44,084,277

[1]	Corresponds to payments of commited capital made between 2015 to 2017 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1, letter a)). Finally, In 2015, corresponds to the payment of 50% of the acquisitions of Bebidas Carozzi CCU SpA. (see Note 1, letter d)).
[2]	In 2017, corresponds to the acquisition of 2.5% of interest in VSPT, through its subsidiary CCU Inversiones S.A. (see Note 1 (6)). In 2016, corresponds to the acquisition of an additional interest in Manantial S.A., through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A. (see Note 1, point (1)).
[3]	In 2017, mainly corresponds to the payment of 40% of the acquisitions of Americas Distilling Investment. In 2016 and 2015, corresponds to a capital increase in Bebidas Bolivianas BBO S.A. (see Note 16).
[4]	Corresponds to the payment for ownership on Sajonia Brewing Company S.R.L. of Paraguay (see Note 15 letter a)).